TAXATION - Income Tax Benefits (Expense) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
TAXATION
Current	¥ (111,082)	$ (17,431)	¥ (131,844)	¥ (70,324)
Deferred	(325)	(51)	22,508	64,887
Income tax benefits (expenses)	¥ (111,407)	$ (17,482)	¥ (109,336)	¥ (5,437)